Share Capital and Share Premium (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of classes of share capital [abstract]
Schedule of details share capital and share premium

	Number of shares	Share capital	Share premium
Shares outstanding as December 31, 2017	1,986,299	$198	$6,686,170
Issuance of shares	285,000	29	1,314,135
Shares outstanding as June 30, 2018	2,271,299	227	8,000,305

	Number of shares	Share capital	Share premium
Authorized Common shares of US$0.0001 as at December 31, 2018	150,000,000	$15,000	$-
Issue and fully paid common shares of US$0.0001 as at December 31, 2017	1,986,299	$198	$6,686,170
Issue and fully paid common shares of US$0.0001 as at June 30, 2018	2,271,299	$227	$8,000,305